INCOME TAXES (Schedule of Effective tax rate) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	(34.00%)	(34.00%)
State income taxes, net of federal benefit	(3.00%)	(5.30%)
Stock based compensation	0.20%	15.40%
Acquisition expenses	0.00%	6.20%
Permanent differences	16.50%	1.30%
Other	1.50%	1.50%
Change in valuation allowance	18.80%	14.90%
Provision for income taxes	0.00%	0.00%